Commitments And Contingencies And Other Related Party Transactions (Schedule Of Future Minimum Lease Receipts) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies And Other Related Party Transactions [Abstract]
2013	$ 122
2014	122
2015	122
2016	118
2017	108
Thereafter	325
Total future minimum payments receivable	$ 917